Income Taxes - Schedule of Carryforwards and Corresponding Valuation Allowances (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Delmarva Power & Light Company [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 31
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	584
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | PECO Energy Co [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | Baltimore Gas and Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | Pepco Holdings LLC [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | Potomac Electric Power Company [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | Delmarva Power & Light Company [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
Internal Revenue Service (IRS) [Member] | General Business Tax Credit Carryforward [Member] | Atlantic City Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Federal general business credits carryforwards and other carryforwards(a)	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	4,616
Deferred taxes on state tax attributes (net of federal taxes)	291
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 37
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2035
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035
State and Local Jurisdiction [Member] | PECO Energy Co [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	$ 890
Deferred taxes on state tax attributes (net of federal taxes)	70
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 3
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
State and Local Jurisdiction [Member] | Baltimore Gas and Electric Company [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	$ 1,098
Deferred taxes on state tax attributes (net of federal taxes)	72
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 0
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2033
State and Local Jurisdiction [Member] | Pepco Holdings LLC [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	$ 1,512
Deferred taxes on state tax attributes (net of federal taxes)	104
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 31
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029
State and Local Jurisdiction [Member] | Potomac Electric Power Company [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	$ 42
Deferred taxes on state tax attributes (net of federal taxes)	3
Valuation allowance on state tax attributes (net of federal taxes)(b)	0
State and Local Jurisdiction [Member] | Delmarva Power & Light Company [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	736
Deferred taxes on state tax attributes (net of federal taxes)	50
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 31
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
State and Local Jurisdiction [Member] | Atlantic City Electric Company [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses and other carryforwards	$ 605
Deferred taxes on state tax attributes (net of federal taxes)	43
Valuation allowance on state tax attributes (net of federal taxes)(b)	$ 0
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031